SCHEDULE OF INVESTMENTS
Thornburg American Opportunities Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 94.2%
	Banks — 4.1%
	Banks — 4.1%
	Citigroup, Inc.	106,632	$14,924,215
	Regions Financial Corp.	180,488	5,450,737
			20,374,952
	Capital Goods — 4.7%
	Aerospace & Defense — 1.6%
	L3Harris Technologies, Inc.	26,450	7,686,105
	Building Products — 1.4%
[a]	Builders FirstSource, Inc.	75,614	6,765,941
	Machinery — 1.7%
	Techtronic Industries Co. Ltd.	515,244	8,507,634
			22,959,680
	Commercial & Professional Services — 3.4%
	Professional Services — 3.4%
	Teleperformance SE	124,147	6,522,279
	TransUnion	138,545	9,994,636
			16,516,915
	Consumer Discretionary Distribution & Retail — 1.4%
	Specialty Retail — 1.4%
	TJX Cos., Inc.	44,301	6,711,602
			6,711,602
	Consumer Durables & Apparel — 5.2%
	Household Durables — 4.0%
[a]	SharkNinja, Inc.	85,212	12,975,231
	Somnigroup International, Inc.	81,948	6,424,723
	Textiles, Apparel & Luxury Goods — 1.2%
[a]	Deckers Outdoor Corp.	59,841	5,941,613
			25,341,567
	Consumer Services — 6.0%
	Hotels, Restaurants & Leisure — 6.0%
	Booking Holdings, Inc.	55,723	9,932,067
	Round One Corp.	2,718,086	19,425,050
			29,357,117
	Energy — 3.5%
	Energy Equipment & Services — 0.7%
	SLB Ltd.	73,162	3,401,301
	Oil, Gas & Consumable Fuels — 2.8%
	Shell plc ADR	101,479	7,868,682
	TotalEnergies SE	77,651	6,038,142
			17,308,125
	Financial Services — 12.6%
	Capital Markets — 9.5%
	Charles Schwab Corp.	178,961	16,512,732
	LPL Financial Holdings, Inc.	48,237	13,587,398
	Marex Group plc	185,893	11,330,178
	Raymond James Financial, Inc.	33,203	5,047,852
	Consumer Finance — 1.1%
	Capital One Financial Corp.	26,047	5,225,549
	Financial Services — 2.0%
	Mastercard, Inc. Class A	19,294	9,909,399
			61,613,108

SCHEDULE OF INVESTMENTS, Continued
Thornburg American Opportunities Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Food, Beverage & Tobacco — 2.7%
	Beverages — 2.7%
	Arca Continental SAB de CV	1,114,393	$13,326,197
			13,326,197
	Health Care Equipment & Services — 1.8%
	Health Care Equipment & Supplies — 1.8%
	Medtronic plc	110,181	8,619,460
			8,619,460
	Insurance — 1.6%
	Insurance — 1.6%
	Progressive Corp.	36,741	8,026,071
			8,026,071
	Media & Entertainment — 11.7%
	Entertainment — 2.9%
[a]	Netflix, Inc.	195,241	13,940,207
	Interactive Media & Services — 8.8%
	Alphabet, Inc. Class A	75,608	27,020,031
	Meta Platforms, Inc. Class A	28,889	16,272,885
			57,233,123
	Pharmaceuticals, Biotechnology & Life Sciences — 7.1%
	Life Sciences Tools & Services — 2.7%
[a]	IQVIA Holdings, Inc.	69,029	13,337,783
	Pharmaceuticals — 4.4%
	Eli Lilly & Co.	18,008	21,599,336
			34,937,119
	Real Estate Management & Development — 3.4%
	Real Estate Management & Development — 3.4%
	Colliers International Group, Inc.	177,799	16,675,768
			16,675,768
	Software & Services — 7.2%
	Software — 7.2%
[a]	Adobe, Inc.	24,547	5,032,626
[a]	CCC Intelligent Solutions Holdings, Inc.	1,400,265	7,225,367
	Constellation Software, Inc.	6,932	13,050,196
[a]	Lumine Group, Inc.	668,091	10,127,944
			35,436,133
	Technology Hardware & Equipment — 9.2%
	Electronic Equipment, Instruments & Components — 4.3%
[a]	Coherent Corp.	53,333	21,038,269
	Technology Hardware, Storage & Peripherals — 4.9%
	Apple, Inc.	83,343	24,116,130
			45,154,399
	Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.5%
	Deutsche Telekom AG	269,680	7,349,052
	Wireless Telecommunication Services — 0.2%
	T-Mobile U.S., Inc.	6,577	1,103,160
			8,452,212
	Transportation — 2.3%
	Ground Transportation — 2.3%
[a]	Uber Technologies, Inc.	157,007	11,329,625
			11,329,625

SCHEDULE OF INVESTMENTS, Continued
Thornburg American Opportunities Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Utilities — 4.6%
	Independent Power and Renewable Electricity Producers — 4.6%
	Capital Power Corp.	169,604	$8,838,662
[a]	Talen Energy Corp.	35,582	13,672,739
			22,511,401
	Total Common Stock (Cost $411,049,753)		461,884,574
	Preferred Stock — 3.9%
	Technology Hardware & Equipment — 3.9%
	Technology Hardware, Storage & Peripherals — 3.9%
	Samsung Electronics Co. Ltd. 0.791%	139,131	19,038,128
			19,038,128
	Total Preferred Stock (Cost $20,925,540)		19,038,128
	Short-Term Investments — 2.0%
[b]	Thornburg Capital Management Fund	1,002,266	10,022,665
	Total Short-Term Investments (Cost $10,022,665)		10,022,665
	Total Investments — 100.1% (Cost $441,997,958)		$490,945,367
	Liabilities Net of Other Assets — (0.1)%		(583,999)
	Net Assets — 100.0%		$490,361,368

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg American Opportunities Fund
June 30, 2026 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg American Opportunities Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), Retirement Classes (“Class R3”, “Class R4”, and “Class R5”), and Class ETF.
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee" as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and ask prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg American Opportunities Fund
June 30, 2026 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day. Investments in U.S. exchange-traded funds are valued at the exchange-traded price if they are listed.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of the Fund’s investments may be significantly affected on days when shareholders are unable to buy or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/26	Dividend Income
Thornburg Capital Mgmt. Fund	$3,247,058	$217,868,285	$(211,092,678)	$-	$-	$10,022,665	$564,926